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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [_]; Amendment Number: _____
   This Amendment (Check only one.):    [_] is a restatement.
                                        [_] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:                    Mizuho Financial Group, Inc.
Address:                 Marunouchi 2-Chome Building
                         2-5-1, Marunouchi, Chiyoda-ku, Tokyo Japan 100-8333

Form 13F File Number:    28-14124

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Hidekatsu Take
Title:       General Manager of Group Planning Division
Phone:       81-3-5224-2789


Signature, Place, and Date of Signing:

/s/ Hidekatsu Take          Chiyoda-ku, Tokyo Japan     April 26, 2013
---------------------       -----------------------     -----------------
[Signature]                 [City, State]               [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
                                         -------------
Form 13F Information Table Entry Total:   2
                                         -------------
Form 13F Information Table Value Total:   $789,820
                                         -------------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None.

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
                                                FORM 13F INFORMATION TABLE

--------------------------------------------------------------------------------------------------------------------------
        COLUMN 1         COLUMN 2  COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6   COLUMN 7           COLUMN 8
------------------------ -------- ---------- -------- ------------------- ---------- ---------- --------------------------
                          TITLE               VALUE    SHRS OR   SH/ PUT/ INVESTMENT   OTHER         VOTING AUTHORITY
     NAME OF ISSUER      OF CLASS   CUSIP    (X$1000)  PRN AMT   PRN CALL DISCRETION  MANAGERS     SOLE     SHARED   NONE
--------------------------------------------------------------------------------------------------------------------------
BLACKROCK INC            COM       09247X101  787,976  3,067,485 SH       SOLE                   3,067,485        0    0
CME GROUP INC            COM       12572Q105    1,844     30,028 SH       SOLE                      30,028        0    0
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